Borrowings And Debentures	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings And Debentures
23.	BORROWINGS AND DEBENTURES

(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	1.5	1,981,928
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.5	2,165,257
Others	The Korea Development Bank and others	0.0 ~ 5.6	7,955,941

Sub-total			12,103,126
Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 12.0	15,081,035
Bills sold	Others	0.0 ~ 2.7	3,690
Call money	Bank and others	1.7 ~ 4.9	1,402,780
Bonds sold under repurchase agreements	Other financial institutions	1.0 ~ 12.2	1,530,767
Present value discount			(4,367)

Total			30,117,031

	December 31, 2025
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	1.0	1,845,239
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.5	2,195,534
Others	The Korea Development Bank and others	0.0 ~ 4.6	8,378,570

Sub-total			12,419,343
Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.8 ~ 10.0	13,071,842
Bills sold	Others	0.0 ~ 2.0	1,033
Call money	Bank and others	1.7 ~ 10.0	2,013,940
Bonds sold under repurchase agreements	Other financial institutions	1.0 ~ 14.9	6,678,468
Present value discount			(1,359)

Total			34,183,267

(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2024		December 31, 2025
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond (*) :
Ordinary bonds	0.8 ~ 7.5	41,665,997	0.8 ~ 7.5	47,124,232
Subordinated bonds	1.9 ~ 5.1	4,421,380	1.9 ~ 6.7	6,683,193
Other bonds	1.6 ~ 17.0	2,250,672	2.9 ~ 17.0	1,782,423

Sub-total		48,338,049		55,589,848

Discounts on bonds		(130,946)		(6,456)

Total		48,207,103		55,583,392

(*)
Included debentures under fair value hedge amounting to and 3,952,047 million Won and 4,046,624 million Won as of December 31, 2024 and 2025 respectively. Also, debentures under cash flow hedge amounting to 1,860,100 million Won and 1,410,514 million Won are included as of December 31, 2024 and 2025 respectively.